SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 1,500,000		$ 125,000,000
Common shares, authorized (in shares)	150,000,000		125,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 1.00	$ 1
Common shares, issued	$ 1,015,000		$ 93,468,000
Common shares, issued (in shares)	101,504,575		93,468,000	93,404,000	93,260,000